NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NON-CONTROLLING INTERESTS
Repurchase of equity value	$ 79,582
Net loss attributable to redeemable non-controlling interests	$ 132,475	$ 0	$ 0
CSI Solar Co., Ltd.
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs		$ 927,897
Noncontrolling interest ownership percentage	63.14%
Ownership percentage by non-controlling owners	36.86%	37.76%	20.40%
CSI Solar Co., Ltd. | Non-Controlling Interest
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs		$ 644,873
CSI Solar Co., Ltd. | Additional Paid-in Capital
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs		244,629
CSI Solar Co., Ltd. | Accumulated Other Comprehensive Income
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs		$ 38,395